Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary shares subject to possible redemption	$ 49,892,699			$ 234,616,046		$ 232,300,000
Remeasurement of Class A ordinary shares to redemption value				4,711,256		2,316,046	$ 29,918,902
Redemption of Class A ordinary shares				(189,434,603)
Class A ordinary shares subject to possible redemption		$ 234,616,046		$ 49,892,699	$ 234,616,046	$ 234,616,046	232,300,000
Gross proceeds							230,000,000
Class A ordinary shares issuance costs							(21,834,402)
Fair value of Public Warrants at issuance							$ (5,784,500)
Customer One [Member]
Concentration of credit risk, percentage	13.90%	16.20%	14.40%		16.50%
Customer Two [Member]
Concentration of credit risk, percentage	12.90%	15.60%	12.70%		15.40%
Customer Three [Member]
Concentration of credit risk, percentage		14.70%	10.30%		12.80%
Customer Four [Member]
Concentration of credit risk, percentage		10.00%			10.10%
Customer Five [Member]
Concentration of credit risk, percentage		10.00%